Income taxes (Details 4) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Future taxable income to realize deferred income tax assets	CAD 2,200
Unrecognized deferred income tax asset on unrealized foreign exchange loss in AOCI	234	CAD 270
Unrecognized tax benefit, gross	27	35	CAD 30	CAD 36
Unrecognized tax benefits, net	19	29	25
Unrecognized tax benefits that would impact effective tax rate	19
Accrued interest and penalties	4	6
Approximate amount of unrecognized tax benefits that may be recognised over the next 12 months as a results of settlements and a lapse of the applicable statute of limitations	5
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	CAD 1	CAD 1	CAD 2